Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Real Estate [Abstract]
Aggregate purchase price of the acquisitions
The aggregate purchase price of the acquisitions was $606.8 million as shown below. Also, as discussed in Note 4, Investments, the Company acquired an 80% interest in a data center located in Ashburn, Virginia, with an initial investment of$68.4 million. The gross acquisition value of the property was $187.5 million, including closing costs, which was partially financed with debt of $102.0 million.

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	KeyBank Credit Facility (2)	Mortgage Debt (3)	Year of Lease Expiration (for Major Lessee)	2014 Annualized Net Rent (4)
Caterpillar	Joliet, IL	Caterpillar, Inc.	1/7/2014	$57,000	1,380,070	$1,710	$56,900	$—	2018	$6,013
DigitalGlobe	Westminster, CO	DigitalGlobe, Inc. (5)	1/14/2014	92,000	430,000	2,760	92,000	—	2030	6,343
Waste Management	Phoenix, AZ	Waste Management of AZ	1/16/2014	22,825	131,850	685	—	—	2023	1,888
BT Infonet	El Segundo, CA	Infonet Services Corporation	2/27/2014	52,669	157,000	1,580	—	—	2021	4,185
Wyndham Worldwide	Parsippany, NJ	Wyndham Worldwide Operations, Inc.	4/23/2014	96,600	249,400	2,898	—	—	2029	6,334
Ace Hardware	Oak Brook, IL	Ace Hardware Corporate HQ	4/24/2014	37,000	206,000	1,110	—	23,843	2024	2,833
Equifax I	St. Louis, MO	Equifax, Inc.	5/20/2014	14,200	94,000	426	—	—	2023	1,081
American Express	Phoenix, AZ	American Express Travel Related Services Co.	5/22/2014	51,000	337,400	1,530	—	—	2019	3,819
SoftBank	San Carlos, CA	SoftBank Regional HQ	5/28/2014	90,100	207,900	2,703	—	—	2020	5,899
Vanguard	Charlotte, NC	The Vanguard Group, Inc.	6/19/2014	33,200	224,600	996	—	—	2024	2,423
Parallon	Largo (Tampa Bay), FL	Parallon Business Performance Group	6/25/2014	17,235	83,200	517	—	—	2025	1,206
TW Telecom	Lone Tree, CO	TW Telecom Holdings Inc.	8/1/2014	43,000	166,700	1,290	—	21,500	2024	2,913
				$606,829	3,668,120	$18,205	$148,900	$45,343		$44,937

(1)
The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5%, of the contract purchase price for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations. As of September 30, 2014, the Company had incurred approximately $4.5 million in acquisition fees and reimbursable expenses related to the 80% interest investment in the Digital Realty joint venture.

(2)	Represents borrowings from the KeyBank Credit Facility discussed in Note 5, Debt. Any remaining purchase price was funded with net proceeds raised in the Follow-On Offering.

(3)
Represents loan assumption related to the Ace Hardware property (the "Ace Hardware Mortgage Loan") and the mortgage debt obtained to partially fund the acquisition of the TW Telecom property, see Note 5, Debt.

(4)
Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rent payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to September 30, 2014 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligation under its lease agreement during the next 12 months. Total base rental income received for the TW Telecom property for the three months ended September 30, 2014 was $0.8 million based on an acquisition date of August 1, 2014.

(5)	The DigitalGlobe property is leased entirely to the previous owner, Avaya, Inc., through June 2015, immediately after which a lease with DigitalGlobe, Inc. will commence.

During the year ended December 31, 2012, the Company acquired seven properties from unaffiliated parties, with the exception of the Northrop Grumman property, which was acquired from an affiliated entity. The aggregate purchase price of the acquisitions was $160.6 million as shown below.

Property	Acquisition Date	Tenant	Industry	Property Type	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	Mortgage Loan Payable (2)	Credit Facility (3)	Other Debt Financing (3)	Year of Lease Expiration	2012 Gross Base Rent (4)
AT&T Redmond, WA	1/31/2012	AT&T Services, Inc.	Tele-communications	Office/Data Center	$40,000,000	155,800	$1,200,000	$—	$22,000,000	$12,400,000	2019	$2,784,000
Westinghouse Cranberry Township, PA	3/22/2012	Westinghouse Electric Company, LLC	Engineering (Nuclear Fuel and Nuclear Services)	Engineering Facility	36,200,000	118,000	1,086,000	—	27,095,000	9,000,000	2025	2,235,000
TransDigm Whippany, NJ	5/31/2012	GE Aviation Systems	Aerospace	Assembly/Manufacturing	13,000,000	114,300	390,000	6,908,270	—	5,971,385	2018	635,000
Travelers Greenwood Village (Denver), CO	6/29/2012	The Travelers Indemnity Company	Insurance	Office	16,100,000	131,000	483,000	—	9,660,000	6,200,000	2024	606,000
Zeller Plastik Libertyville, IL	11/8/2012	Zeller Plastik USA, Inc.	Consumer Products (Plastics)	Manufacturing	15,600,000	193,700	468,000	—	9,360,000	—	2022	184,000
Northrop Grumman Beavercreek (Dayton), OH	11/13/2012	Northrop Grumman Systems, Corp.	Aerospace	Office	17,000,000	99,200	510,000	—	10,200,000	—	2019	201,000
Health Net Rancho Cordova, CA	12/18/2012	Health Net of California, Inc.	Insurance	Office	22,650,000	145,900	679,500	—	13,590,000	2,000,000	2022	148,000
					$160,550,000	957,900	$4,816,500	$6,908,270	$91,905,000	$35,571,385		$6,793,000

(1)
The Advisor receives acquisition fees and expense reimbursements equal to 2.5% and 0.5% of the contract purchase price, respectively, for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations.

(2)	Represents the balance of the mortgage loan payable assumed at the time of acquisition.

(3)
Represents borrowing from the KeyBank Credit Facility, Mezzanine Loan, and KeyBank Bridge Loan discussed in Note 5, Debt. The remaining purchase price was funded with net proceeds raised in the Public Offering.

(4)	Gross base rent is based on the contractual rental payments received during the year ended December 31, 2012.

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	KeyBank Credit Facility (2)	KeyBank Term Loan (2)	Other Debt Financing (2)	Year of Lease Expiration (for Major Lessee)	2014 Annualized Net Rent (3)
Comcast	Greenwood Village, CO	Comcast Holdings, LLC	1/11/2013	$27,000,000	157,300	$810,000	$16,200,000	$—	$10,365,000	2021	$2,254,000
Boeing	Renton, WA	The Boeing Company	2/15/2013	12,000,000	70,100	360,000	6,600,000	—	—	2017	963,000
Schlumberger	Houston, TX	Schlumberger Technology Corporation	5/1/2013	48,750,000	149,700	1,462,500	20,300,000	—	—	2024	2,985,000
UTC	Charlotte, NC	United Technologies Corporation ("UTC")	5/3/2013	39,188,000	198,900	1,175,640	16,300,000	—	14,500,000	2025	2,560,000
Avnet	Chandler, AZ	Avnet, Inc.	5/29/2013	32,462,100	231,400	973,863	21,500,000	—	3,250,000	2018	2,758,000
Cigna	Phoenix, AZ	Connecticut General Life Insurance Company	6/20/2013	54,500,000	232,600	1,635,000	48,300,000	—	5,700,000	2023	3,626,000
Nokia	Arlington Heights, IL	Nokia Solution & Networks	8/13/2013	29,540,000	214,200	886,200	17,100,000	—	—	2025	2,171,000
Verizon	Warren, NJ	Cellco Partnership d/b/a Verizon Wireless	10/3/2013	40,000,000	210,500	1,200,000	24,000,000	—	—	2020	3,334,000
Fox Head	Irvine, CA	Fox Head, Inc.	10/29/2013	27,250,000	81,600	817,500	27,700,000	—	—	2027	1,806,000
Coca-Cola Refreshments	Atlanta, GA	Coca-Cola Refreshments USA	11/5/2013	56,700,000	315,900	(4)	—	30,394,309	—	2018	4,840,000

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	KeyBank Credit Facility (2)	KeyBank Term Loan (2)	Other Debt Financing (2)	Year of Lease Expiration (for Major Lessee)	2014 Annualized Net Rent (3)
Atlanta Wildwood	Atlanta, GA	Hyundai Capital USA/BlueLinx	11/5/2013	28,000,000	250,000	(4)	—	33,303,335	—	2019	2,857,000
General Electric (5)	Atlanta, GA	General Electric Company	11/5/2013	61,000,000	265,100	(4)	—	16,049,800	—	2025	4,219,000
Community Insurance	Mason, OH	Community Insurance Company	11/5/2013	23,500,000	223,500	(4)	—	14,795,909	—	2019	2,419,000
Anthem	Mason, OH	Anthem Prescription Management	11/5/2013	9,500,000	78,200	(4)	—	5,818,052	—	2019	939,000
JPMorgan Chase	Westerville, OH	JPMorgan Chase	11/5/2013	44,500,000	388,700	(4)	—	21,065,362	—	2025	3,183,000
IBM	Dublin, OH	IBM	11/5/2013	37,300,000	322,700	(4)	—	18,708,048	—	2020	4,097,000
Aetna	Arlington, TX	Aetna Life Insurance Company	11/5/2013	16,000,000	139,400	(4)	—	9,002,935	—	2020	1,480,000
CHRISTUS Health	Irving, TX	CHRISTUS Health	11/5/2013	46,350,000	253,300	(4)	—	23,573,144	—	2024	2,926,000
Roush Industries	Allen Park, MI	Roush Industries	11/5/2013	12,250,000	169,200	(4)	—	5,517,119	—	2015	1,336,000
Eagle Rock Executive Office Center	East Hanover, NJ	GfK Holding, Inc.	11/5/2013	6,500,000	177,800	(4)	—	13,542,019	—	2024	808,000
College Park Plaza	Indianapolis, IN	Republic Airways Holdings	11/5/2013	7,400,000	179,500	(4)	—	13,516,941	—	2015	1,412,000
Wells Fargo	Milwaukee, WI	Wells Fargo Bank, N.A.	11/5/2013	26,000,000	229,600	(4)	—	11,686,260	—	2019	2,104,000
One Century Place	Nashville, TN	Willis North America	11/5/2013	70,000,000	538,800	(4)	—	7,122,099	—	2026	5,873,000
Shire Pharmaceuticals	Wayne, PA	Shire Pharmaceuticals, Inc.	11/5/2013	21,500,000	114,100	(4)	—	6,570,387	—	2017	2,252,000
Comcast (Northpointe Corporate Center I)	Lynwood, WA	Comcast Corporation	11/5/2013	19,825,000	87,400	(4)	—	36,989,773	—	2017	1,751,000
Northpointe Corporate Center II	Lynwood, WA	Vacant	11/5/2013	7,175,000	69,000	(4)	—	3,811,827	—	N/A	—
United HealthCare	St. Louis, MO	United HealthCare Services	11/5/2013	28,000,000	188,500	(4)	—	10,532,681	—	2018	2,755,000

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	KeyBank Credit Facility (2)	KeyBank Term Loan (2)	Other Debt Financing (2)	Year of Lease Expiration (for Major Lessee)	2014 Annualized Net Rent (3)
Farmers (5)	Kansas City, KS	Farmers Insurance Exchange	12/27/2013	19,100,000	102,000	573,000	—	—	—	2024	1,454,000
				$851,290,100	$5,639,000	$9,893,703	$198,000,000	$282,000,000	$33,815,000		$69,162,000

(1)
The Advisor receives acquisition fees equal to 2.5% and expense reimbursements up to 0.5% of the contract purchase price, respectively, for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations.

(2)
Represents borrowings from the KeyBank Credit Facility, KeyBank Bridge Loan, and KeyBank Term Loan discussed in Note 5, Debt. The remaining purchase price was funded with net proceeds raised in the Initial Public Offering and the proceeds received from the the issuance of preferred units discussed in Note 6, Equity.

(3)
Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rent payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to December 31, 2013 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligations under its lease agreement during the next 12 months. Total rental income received for the Verizon, Fox Head, Investment Grade Portfolio, and Farmers properties for the year ended December 31, 2013 was $1.4 million, $0.4 million, $9.6 million, and $0.02 million, based on an acquisition date of October 3, 2013, October 29, 2013, November 5, 2013, and December 27, 2013, respectively.

(4)
Represents a property comprising the Investment Grade Portfolio. In conjunction with the acquisition on November 5, 2013 thereof, the Advisor received acquisition fees equal to 2.5% of the contract purchase price of $521.5 million and actual expense reimbursements of $1.9 million, which was owed to the Advisor as of December 31, 2013 as discussed in Note 7, Related Party Transactions.

(5)
In connection with the acquisition of the Farmers and General Electric properties, the Company was assigned and assumed a leasehold estate and the rights to a payment in lieu of taxes agreement (the “PILOT Program”) with the municipalities which own the underlying leased fee estate and subsequently leased the ground to the Company.  The ground lease arrangements were put in place to provide real estate tax abatements, which is facilitated through the issuance of a municipal bond. Payments on the bonds, which are owned by the Company as lessee, are funded solely from the payments on the ground leases. The bonds can only be transferred to any successor to the Company, or any affiliate, as a lessee under the lease, including but not limited to any purchaser of the Company’s leasehold interest.  Upon termination of the lease, the Company has the obligation to purchase the land for a nominal amount.  The bonds, ground lease obligations and purchase options were measured at fair value at acquisition in accordance with ASC 805 and, due to their inseparability, are presented as a component of land on the accompanying consolidated balance sheets.

Real Estate Properties [Line Items]
Disclosure of Long Lived Assets Held-for-sale
The following summary presents the major components of assets and liabilities related to the real estate held for sale as of September 30, 2014 and December 31, 2013 (in thousands):

	Balance as of September 30, 2014	Balance as of December 31, 2013
Land	$2,103	$2,103
Building	9,389	9,389
Tenant origination and absorption cost	2,293	2,293
In-place Lease (Above Market)	115	115
Construction in Progress	74	—
Leasing Costs, net	1,207	—
Deferred Rent	270	31
Accumulated Depreciation	(1,445)	(351)
Total Assets	$14,006	$13,580

KeyBank Term Loan	—	13,692
Restricted Reserves	9	559
Accounts Payable and Other Liabilities	483	585
Due to Affiliates	13	19
Total Liabilities	$505	$14,855

Summary of purchase price allocation
The following summarizes the purchase price allocation of the 2014 acquisitions.

Property	Land	Building and improvements	Tenant origination and absorption cost	In-place lease valuation- above/(below) market	Ground leasehold interests- below market	Debt premium	Total
Caterpillar	$6,000	$37,904	$8,607	$4,489	$—	$—	$57,000
Digital Globe	8,600	52,145	31,255	—	—	—	$92,000
Waste Management (1)	—	11,757	4,758	4,056	2,254	—	$22,825
BT Infonet	9,800	34,244	7,239	1,386	—	—	$52,669
Wyndham Worldwide	6,200	76,333	14,819	(752)	—	—	$96,600
Ace Hardware	6,900	27,437	6,508	(2,045)	—	(1,800)	$37,000
Equifax I	1,850	7,971	4,738	(359)	—	—	$14,200
American Express	15,000	32,096	13,796	(9,892)	—	—	$51,000
SoftBank	22,789	53,945	15,005	(1,639)	—	—	$90,100
Vanguard	2,230	23,685	7,376	(91)	—	—	$33,200
Parallon	1,000	12,729	4,043	(537)	—	—	$17,235
TW Telecom	11,097	26,096	9,721	(3,914)	—	—	$43,000
Total property acquisitions	$91,466	$396,342	$127,865	$(9,298)	$2,254	$(1,800)	$606,829
Restoration Hardware (2)	15,200	14,228	375	—	—	—	$29,803
Total	$106,666	$410,570	$128,240	$(9,298)	$2,254	$(1,800)	$636,632

(1)	The land associated with the property is subject to a ground lease with the State of Arizona expiring on December 31, 2095.

(2)	Represents the purchase of land and the development costs, included in construction-in-progress, as of September 30, 2014 and discussed in Note 4, Investments.

The following summarizes the purchase price allocation of the 2013 acquisitions.

Property	Land	Building and improvements	Tenant origination and absorption cost	In-place lease valuation- above/(below) market	Total
Comcast	$3,145,880	$14,170,560	$8,655,578	$627,982	$26,600,000	(1)
Boeing	3,000,000	5,291,315	3,708,685	—	12,000,000
Schlumberger	2,800,000	39,921,024	7,831,114	(1,802,138)	48,750,000
UTC	1,330,000	28,426,881	9,431,119	—	39,188,000
Avnet	1,860,000	28,907,849	2,572,854	(878,603)	32,462,100
Cigna	8,600,000	38,070,325	10,031,654	(2,201,979)	54,500,000
Nokia	7,697,000	18,114,138	3,728,862	—	29,540,000
Verizon	5,300,000	24,932,477	11,835,325	(2,067,802)	40,000,000
Fox Head	3,672,000	17,878,446	5,351,452	348,102	27,250,000
Coca-Cola Refreshments	5,000,000	42,845,442	7,381,115	1,473,443	56,700,000
Atlanta Wildwood	4,189,404	17,071,465	6,342,040	(1,467,549)	26,135,360	(2)
General Electric	5,050,000	43,556,712	7,839,757	4,553,531	61,000,000
Community Insurance	1,177,372	20,015,321	2,307,307	—	23,500,000
Anthem	850,000	7,199,721	1,692,662	(242,383)	9,500,000
JPMorgan Chase	5,500,000	29,583,184	9,416,816	—	44,500,000
IBM	4,750,000	24,529,909	8,239,520	(219,429)	37,300,000
Aetna	3,000,000	8,879,535	3,450,790	669,675	16,000,000
CHRISTUS Health	1,950,000	31,235,695	15,686,684	(2,522,379)	46,350,000
Roush Industries	875,000	9,579,452	1,795,548	—	12,250,000
Eagle Rock Executive Office Center	1,366,402	4,123,179	895,895	114,524	6,500,000
College Park Plaza	736,514	5,266,075	1,397,411	—	7,400,000
Wells Fargo	3,100,000	16,849,790	9,497,821	(3,447,611)	26,000,000
One Century Place	8,025,000	41,159,046	20,002,761	813,193	70,000,000
Shire Pharmaceuticals	2,925,000	13,490,491	5,444,955	(360,446)	21,500,000
Comcast (Northpointe Corporate Center I)	2,291,617	14,484,653	2,445,258	603,647	19,825,175
Northpointe Corporate Center II	1,108,847	6,065,978	—	—	7,174,825
United HealthCare	2,920,000	18,430,643	5,079,006	1,570,351	28,000,000
Farmers	2,750,000	10,984,745	6,121,583	(756,328)	19,100,000
Total	$94,970,036	$581,064,051	$178,183,572	$(5,192,199)	$849,025,460

(1)	Amount represents the purchase price of $27 million, net of a $0.4 million credit from the seller for deferred maintenance costs, which reduced building and improvements.

(2)	Amount represents the purchase price of $28.0 million, net of a $1.9 million tenant improvement reimbursement received from the tenant, which reduced building and improvements.
The following summarizes the purchase price allocation of the 2012 acquisitions.

Property	Land	Building and improvements	Tenant origination and absorption cost	In-place lease valuation- above/(below) market	Fair value on premium on assumed mortgage debt	Total
AT&T	$6,770,223	$26,357,255	$6,063,085	$809,437	$—	$40,000,000
Westinghouse	2,650,000	22,024,952	7,070,642	4,454,406	—	$36,200,000
TransDigm	3,773,000	7,707,174	1,322,919	408,330	(211,423)	$13,000,000
Travelers	2,600,000	9,062,597	4,437,403	—	—	$16,100,000
Zeller Plastik	2,673,700	10,999,628	2,229,789	(303,117)	—	$15,600,000
Northrop Grumman	1,300,000	11,444,600	4,743,245	(487,845)	—	$17,000,000
Health Net	4,181,800	10,006,666	8,065,419	396,115	—	$22,650,000
Total	$23,948,723	$97,602,872	$33,932,502	$5,277,326	$(211,423)	$160,550,000

Schedule of pro forma financial information
The following unaudited condensed pro forma operating information is presented as if the Company’s properties acquired in 2014 had been included in operations as of January 1, 2013. The pro forma operating information includes certain nonrecurring adjustments, such as acquisition fees and expenses incurred as a result of the assets acquired in the acquisitions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenue	$52,888	$31,221	$167,466	$84,089
Net income (loss)	$1,987	$2,010	$24,420	$(16,078)
Net income (loss) attributable to noncontrolling interests	$66	$293	$969	$(2,835)
Distributions to redeemable noncontrolling interests attributable to common stockholders	$(90)	$(80)	$(265)	$(232)
Net income (loss) attributable to common stockholders (1)	$(2,828)	$2,223	$20,333	$(19,144)
Net income (loss) attributable to common stockholders per share, basic and diluted	$(0.02)	$0.09	$0.19	$(0.93)

(1)	Amount is net of net income (loss) attributable to noncontrolling interests and distributions to redeemable noncontrolling interests attributable to common stockholders.

The following condensed pro forma operating information is presented as if the Company’s properties acquired in 2013 had been included in operations as of January 1, 2012. The pro forma operating information includes certain nonrecurring adjustments, such as acquisition fees and expenses incurred as a result of the assets acquired in the acquisitions:

	Year Ended December 31,
	2013	2012
Revenue	$143,042,785	$124,040,752
Net income (loss)	$5,892,369	$(36,787,089)
Net loss attributable to noncontrolling interests	$(1,883,752)	$(17,832,883)
Distributions to redeemable noncontrolling interests attributable to common stockholders	$(318,136)	$(259,612)
Net loss attributable to common stockholders (1)	$(15,319,935)	$(73,890,001)
Net loss attributable to common stockholders per share, basic and diluted	$(0.60)	$(8.14)

(1)	Amount is net of net income (loss) attributable to noncontrolling interests and distributions to redeemable noncontrolling interests attributable to common stockholders.

Schedule of future minimum net rent payments
The future minimum contractual rent payments pursuant to the lease terms, with lease expirations ranging from 2014 to 2030, are shown in the table below (in thousands).

2014	39,232
2015	158,596
2016	162,755
2017	163,426
2018	155,463
Thereafter	716,539
Total	$1,396,011

The future minimum net rent payments pursuant to the lease terms are shown in the table below.

2014	$111,517,932
2015	112,117,432
2016	112,031,469
2017	111,431,131
2018	102,702,910
Thereafter	400,987,567
Total	$950,788,441

Schedule of percentage of annualized gross base rent received by the Company by state
The percentage of annualized net rent for the 12-month period subsequent to September 30, 2014, by state, based on the respective in-place leases, is as follows:

State	Annualized Net Rent	Number of Properties	Percentage of Annualized Net Rent
California	$19,281	6	13.8%
Illinois	15,184	6	10.9
Colorado	14,161	5	10.1
Ohio	12,219	5	8.7
Arizona	12,150	4	8.7
Georgia	11,686	3	8.4
New Jersey	11,686	4	8.4
Texas	7,809	3	5.6
All others (1)	35,492	18	25.4
Total	$139,668	54	100%
(1)    All others account for less than 5% of total annualized net rent on an individual basis.

The percentage of annualized net rent for the 12-month period subsequent to December 31, 2013, by state, based on the respective in-place leases, is as follows:

State	Annualized Net Rent	Number of Properties	Percentage of Annualized Net Rent
Ohio	$12,148,000	5	12.6%
Georgia	11,916,000	3	12.3
California	9,033,000	4	9.3
Illinois	8,362,000	4	8.6
Texas	7,391,000	3	7.6
Arizona	6,384,000	2	6.6
Washington	5,896,000	4	6.1
Tennessee	5,873,000	1	6.1
New Jersey	5,273,000	3	5.4
Pennsylvania	5,139,000	2	5.3
Colorado	4,793,000	3	5.0
All others (1)	14,568,000	8	15.1
Total	$96,776,000	42	100%

(1)	All others account for less than 5% of total annualized net rent on an individual basis.

Schedule of percentage of annualized gross base rent received by the Company by industry
The percentage of annualized net rent for the 12-month period subsequent to September 30, 2014, by industry, based on the respective in-place leases, is as follows:

Industry (1)	Annualized Net Rent	Number of Lessees	Percentage of Annualized Net Rent
Manufacturing	$38,769	17	27.8%
Finance & Insurance	32,267	24	23.1
Information (2)	19,565	6	14.0
Professional, Scientific & Technical Services (3)	11,386	7	8.2
Wholesale Trade (4)	8,964	3	6.4
All others (5)	28,717	18	20.5
Total	$139,668	75	100%

(1)	Industry classification based on the 2012 North American Industry Classification System.

(2)	Includes Telecommunications.

(3)	Includes, but is not limited to: Scientific Research and Development Services; Architectural, Engineering, and Related Services; and Legal Services.

(4)
Includes, but is not limited to: Machinery, Equipment, and Supplies Merchant Wholesalers; Professional and Commercial Equipment and Supplies Merchant Wholesalers; Household Appliances and Electrical and Electronic Goods Merchant Wholesalers; Paper and Paper Product Merchant Wholesalers; and Apparel, Piece Goods, and Notions Merchant Wholesalers.

(5)	All others account for less than 5% of total annualized net rent on an individual basis.

The percentage of annualized net rent for the 12-month period subsequent to December 31, 2013, by industry, based on the respective in-place leases, is as follows:

Industry	Annualized Net Rent	Number of Lessees	Percentage of Annualized Net Rent
Insurance	$19,638,000	15	20.3%
Consumer Products	14,906,000	8	15.4
Telecommunications	10,941,000	4	11.3
Energy	10,091,000	3	10.4
Technology	6,855,000	2	7.1
Financial Services	6,584,000	5	6.8
Aerospace	6,164,000	4	6.4
All others (1)	21,597,000	21	22.3
Total	$96,776,000	62	100%

(1)	All others account for less than 5% of total annualized net rent on an individual basis.

Schedule of tenant lease expirations
The tenant lease expirations by year based on annualized net rent for the 12-month period subsequent to September 30, 2014 are as follows:

Year of Lease Expiration	Annualized Net Rent		Number of Lessees	Square Feet	Percentage of Annualized Net Rent
2014	$279	'(1)	2	407,000	0.2%
2015	791		5	349,700	0.5%
2016	1,107		4	109,800	0.8%
2017	5,160		4	276,600	3.7%
2018	17,801		9	2,248,170	12.7%
2019	16,270		9	1,289,700	11.7%
2020	15,823		7	1,202,300	11.3%
2021	9,189		4	921,800	6.6%
2022	11,673		5	1,014,100	8.4%
2023	8,873		5	597,450	6.3%
2024	18,551		10	1,542,100	13.3%
2025	17,257		7	1,324,100	12.5%
2026	2,342		1	218,800	1.7%
2027	1,875		1	81,600	1.3%
2029	6,334		1	249,400	4.5%
2030	6,343		1	430,000	4.5%
Vacant	—		—	300,200	—%
Total	$139,668		75	12,562,820	100%

(1) Amount includes a short-term lease with Assemblers, Inc., which expires on December 31, 2014.

The tenant lease expirations by year based on annualized net rent for the 12-month period subsequent to December 31, 2013 are as follows:

Year of Lease Expiration	Annualized Net Rent	Number of Lessees	Square Feet	Percentage of Annualized Net Rent
2014	$820,000	3	74,000	0.8%
2015	2,595,000	5	318,470	2.7%
2016	1,185,000	4	109,800	1.2%
2017	5,082,000	4	276,600	5.3%
2018	11,814,000	8	868,330	12.2%
2019	12,087,000	7	944,300	12.5%
2020	11,953,000	6	1,685,600	12.4%
2021	4,613,000	3	764,800	4.8%
2022	11,561,000	5	1,014,100	11.9%
2023	6,803,000	3	371,600	7.0%
2024	9,885,000	6	888,800	10.2%
2025	16,058,000	6	1,240,900	16.6%
2026	514,000	1	186,800	0.5%
2027	1,806,000	1	81,600	1.9%
Vacant	—	—	69,000	—%
Total	$96,776,000	62	8,894,700	100%

Schedule of in-place lease valuation

	Balance September 30, 2014	Balance December 31, 2013
In-place lease valuation (above market)	$28,514,515	$18,680,639
In-place lease valuation (above market)- accumulated amortization	(5,498,639)	(1,970,482)
In-place lease valuation (above market), net	23,015,876	16,710,157
Ground leasehold interest (below market)	2,254,342	—
Ground leasehold interest (below market)- accumulated amortization	(19,429)	—
Ground leasehold interest (below market), net	2,234,913	—
Intangible assets, net	$25,250,789	$16,710,157
In-place lease valuation (below market)	$(45,939,143)	$(26,708,360)
In-place lease valuation (below market)- accumulated amortization	6,452,109	3,156,902
In-place lease valuation (below market), net	$(39,487,034)	$(23,551,458)
Tenant origination and absorption cost	$372,088,822	$246,516,745
Tenant origination and absorption cost- accumulated amortization	(54,051,442)	(22,933,515)
Tenant origination and absorption cost, net	$318,037,380	$223,583,230

The discount rate used to compute the present value of the intangible assets for the Westinghouse property was adjusted to consider the potential risk that the tenant would exercise the termination option pursuant to the lease.

	Balance December 31, 2013	Balance December 31, 2012
In-place lease valuation (above market)	$18,680,639	$7,906,191
In-place lease valuation (above market)- accumulated amortization	(1,970,482)	(924,524)
In-place lease valuation (above market), net	$16,710,157	$6,981,667
In-place lease valuation (below market)	$(26,708,360)	$(10,741,713)
In-place lease valuation (below market)- accumulated amortization	3,156,902	1,565,055
In-place lease valuation (below market), net	$(23,551,458)	$(9,176,658)
Tenant origination and absorption cost	$246,516,745	$68,333,173
Tenant origination and absorption cost- accumulated amortization	(22,933,515)	(8,835,599)
Tenant origination and absorption cost, net	$223,583,230	$59,497,574

Schedule of amortization expense
The amortization of the intangible assets for the respective periods is as follows:

	Amortization (income) expense for the nine months ended September 30,
	2014	2013
In-place lease valuation, net	$(232,950)	$321,180
Tenant origination and absorption cost	$31,117,927	$7,472,978
Ground leasehold interest (below market)	$19,429	$—

The amortization of the intangible assets for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2013	2012
In-place lease valuation	$(545,889)	$(301,151)
Tenant origination and absorption cost	$14,097,916	$4,790,363

Schedule of restricted cash
Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows (in thousands):

Description	Balance December 31, 2013	Additions	Deductions	Balance September 30, 2014
Rent abatement reserves (1)	$4,334	—	$(3,994)	$340
Tenant improvement reserves (2)	18,723	27,657	(7,114)	39,266
Midland Mortgage Loan repairs reserves (3)	453	—	—	453
Real estate tax reserve (Emporia Partners) (4)	41	743	—	784
Property insurance reserve (Emporia Partners) (4)	204	279	—	483
Restricted deposits (5)	10	5	—	15
Midland Mortgage Loan restricted lockbox (6)	1,696	1,226	(1,696)	1,226
Total	$25,461	$29,910	$(12,804)	$42,567

(1)	Represents a rent abatement escrow funded by the seller for base rent as specified per the terms of the lease. Deductions represent rent earned during the period for certain properties.

(2)
Additions represent tenant improvement reserves either funded by the seller or the Company and held by the lender for acquisitions made in the current period. The most significant of these reserves is $21.0 million and $4.6 million for the Digital Globe tenant improvements and tenant improvements for a new lease executed at an existing property, respectively. Deductions represent tenant improvement reimbursements made to certain tenants during the current period.

(3)
Represents a deferred maintenance reserve funded by the Company as part of the refinancing that occurred on February 28, 2013 whereby certain properties became collateral for the Midland Mortgage Loan, as discussed in Note 5, Debt. Additions represent interest earned during the period.

(4)	Additions represent monthly funding or real estate taxes and insurance by the tenant during the current period.

(5)	Addition represents a required impressed balance in the lender-controlled account for the Ace Hardware property which was acquired during the current period.

(6)
As part of the terms of the Midland Mortgage Loan, as discussed in Note 5, Debt, rent collections from the eight properties which serve as collateral thereunder are received in a designated cash collateral account which is controlled by the lender until the designated payment date, as defined in the loan agreement, and the excess cash is transferred to the appropriate property operating accounts.

Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance December 31, 2012	Additions	Utilizations	Balance December 31, 2013
Plainfield (1)	$496,547	$100,000	$—	$596,547
Will Partners (1)	257,347	106,339	(28,838)	$334,848
Emporia Partners (1)	679,497	80,509	—	$760,006
ITT (2)	342,512	—	(342,512)	$—
Quad/Graphics (2)	260,000	—	(260,000)	$—
TransDigm (3)	5,000	—	—	$5,000
Health Net (4)	3,528,775	1,416	(2,357,155)	$1,173,036
Comcast (4)	—	1,572,940	(40,365)	$1,532,575
Midland Mortgage Loan Reserves (5)	—	584,110	(130,739)	$453,371
Midland Mortgage Loan Restricted Lockbox (6)	—	1,700,663	—	$1,700,663
Schlumberger Rent Abatement Escrow (7)		1,111,566	(988,079)	$123,487
Schlumberger (4)	—	1,566,480	(1,566,480)	$—
Nokia (8)	—	973,750	(672,450)	$301,300
Will Partners Re-tenanting Costs (9)	—	237,104	—	$237,104
Verizon (10)	—	1,800,000	—	$1,800,000
Coca-Cola Refreshments (4)	—	100,000	—	$100,000
General Electric (4)	—	6,412,576	—	$6,412,576
Atlanta Wildwood Rent Abatement Escrow (7)	—	829,733	(79,167)	$750,566
IBM (4)	—	824,438	—	$824,438
Aetna (4)	—	237,918	—	$237,918
Christus Health Rent Abatement Escrow (7)	—	2,835,029	(412,868)	$2,422,161
Roush Industries (4)	—	48,338	—	$48,338
Eagle Rock Executive Office Center (4)	—	558,963	—	$558,963
One Century Place (4)	—	4,050,471	—	$4,050,471
One Century Place Rent Abatement Escrow(7)	—	1,037,628	—	$1,037,628
Total	$5,569,678	$26,769,971	$(6,878,653)	$25,460,996

(1)	Additions to the reserve balance are funded by the tenant.

(2)
Prior year balance represents capital expenditure reserves, which were held by the lender. The reserves were released on February 28, 2013, in conjunction with the refinancing of certain properties that previously served as security for the KeyBank Credit Facility, as discussed in Note 5, Debt.

(3)	Balance represents a required impressed balance in the lender-controller account.

(4)	Represents a tenant improvement reserve funded by the seller and held by the lender. Deductions are a result of reimbursements made to the tenant from the reserve in the current period.

(5)
Addition represents a deferred maintenance reserve funded by the Company as part of the refinancing that occurred on February 28, 2013 whereby certain properties became collateral for the Midland Mortgage Loan, as discussed in Note 5, Debt. Deductions are a result of deferred maintenance projects completed and reimbursement from the reserve in the current period.

(6)
As part of the terms of the Midland Mortgage Loan, as discussed in Note 5, Debt, rent collections from the eight properties which serve as collateral thereunder, are received in a designated cash collateral account which is controlled by the lender until the designated payment date, as defined in the loan agreement, and the excess cash is transferred to the appropriate property operating accounts.

(7)
Addition represents a rent abatement escrow funded by the seller and held by the lender for base rent as specified per the terms of the lease. The lender releases the appropriate amount to allow for a full rent payment as it is earned.

(8)
Additions represents a deferred maintenance reserve funded by the seller and held by the title company as part of the acquisition. Deductions are a result of reimbursements made to the tenant from the reserve in the current period.

(9)
Addition represents a reserve for re-tenanting costs based on a budget provided to, and approved by, KeyBank, as Administrative Agent. The Company was obligated to fund an additional $0.03 million per month until the reserve was satisfied. This reserve was released on January 24, 2014 upon the execution of the termination agreement, as discussed above.

(10)	Represents a tenant improvement reserve funded by the Company and held by the lender.

LTI Property
Real Estate Properties [Line Items]
Summary of purchase price allocation
The purchase price of the LTI property was allocated as follows:

Land	$15,300,000
Building and improvements	33,817,721
Tenant origination and absorption cost	16,304,765
In-place lease valuation- below market	(9,010,188)
Assumed mortgage debt premium	(412,298)
Total	$56,000,000